FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Net Investment Gain (Details) - EBP 020 - Commingled Trust $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net Appreciation in Fair Value of Investments	$ 522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$ 541,112